Stock-Based Compensation (Details) - Schedule of Black-Scholes option pricing model	12 Months Ended
Dec. 31, 2021
Stock-Based Compensation (Details) - Schedule of Black-Scholes option pricing model [Line Items]
Expected term	5 years 6 months
Minimum [Member]
Stock-Based Compensation (Details) - Schedule of Black-Scholes option pricing model [Line Items]
Risk-free interest rate	1.335%
Expected volatility	102.33%
Expected dividends	0.00%
Maximum [Member]
Stock-Based Compensation (Details) - Schedule of Black-Scholes option pricing model [Line Items]
Expected term	6 years 3 months